UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

FOCUS FUND (AFOCX)

MULTICAP FUND (ALSMX)

SEMI-ANNUAL REPORT

February 28, 2021

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.thearcherfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment type.  The underlying securities represent a percentage of the portfolio of investments.

Corporate Bonds, 14.04%
Exchange Traded Funds, 5.11%
Municipal Bonds, 6.07%
Real Estate Investment Trusts, 3.24%
Preferred Securities, 3.02%
Structured Notes, 0.29%
Money Market Fund, 4.20%
Common Stocks, 64.03%

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type.  The underlying securities represent a percentage of the portfolio of investments.

Money Market Fund, 2.86%
Structured Notes, 2.95%
Preferred Securities, 6.22%
Municipal Bonds, 26.05%
Corporate Bonds, 58.02%
Exchange Traded Funds, 3.90%

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Basic Materials, 1.76%
Communication Services, 8.29%
Consumer Cyclical, 14.52%
Consumer Defensive, 3.05%
Energy, 2.01%
Financial Services, 12.44%
Healthcare, 23.12%
Industrials, 8.83%
Money Market Fund, 1.06%
Real Estate Investment Trust, 1.69%
Technology, 20.03%
Utilities, 3.20%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER DIVIDEND GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Communication Services
3.86%
Consumer Cyclical 4.77%
Consumer Defensive
8.13%
Energy
4.19%
Financial Services
13.71%
Healthcare
17.65%
Industrials
11.30%
Money Market Fund
2.51%
Real Estate Investment
Trust
11.69%
Technology
10.76%
Utilities
11.43%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER FOCUS FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Technology, 24.31%
Utilities, 2.60%
Communication Services, 7.79%
Consumer Cyclical, 4.14%
Consumer Defensive, 4.46%
Energy, 2.27%
Financial Services, 12.63%
Healthcare, 23.00%
Industrials, 13.75%
Money Market Fund, 2.88%
Real Estate Investment Trust, 2.17%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER MULTI CAP FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Utilities, 0.83%
Basic Materials, 4.85%
Communication Services, 10.31%
Consumer Cyclical, 10.97%
Consumer Defensive, 1.72%
Financial Services, 10.90%
Healthcare, 14.33%
Industrials, 15.50%
Money Market Fund, 2.68%
Real Estate Investment Trusts, 1.08%
Technology, 26.83%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 63.84%

Air Courier Services - 2.55%
4,400	FedEx Corp.	$ 1,119,800

Aircraft Engines & Engine Parts - 2.07%
4,500	Honeywell International, Inc.	910,575

Food & Kindred Products - 1.17%
4,000	PepsiCo, Inc.	516,760

Biological Products (No Diagnostic Substances) - 1.36%
2,200	Biogen, Inc. *	600,336

Commercial Banks - 1.72%
12,500	Toronto Dominion Bank (Canada)	754,625

Electric Services - 2.54%
15,200	NextEra Energy, Inc.	1,116,896

Electrical Work - 1.72%
9,000	Quanta Services, Inc.	754,650

Electromedical & Electrotherapeutic Apparatus - 1.73%
6,500	Medtronic Plc. (Ireland)	760,305

Electronic Computers - 3.64%
9,200	Apple, Inc.	1,115,592
6,000	Dell Technologies, Inc. Class C *	486,420
		1,602,012
Food & Kindred Products - 1.17%
4,900	Nestle S.A. ADR *	513,618

Guided Missiles & Space Vehicles & Parts - 1.26%
1,675	Lockheed Martin Corp.	553,169

National Commercial Banks - 4.51%
12,000	Citigroup, Inc.	790,560
8,100	JPMorgan Chase & Co.	1,192,077
		1,982,637
Petroleum Refining - 1.89%
8,300	Chevron Corp.	830,000

Pharmaceutical Preparations - 6.31%
6,800	Bristol Myers Squibb Co.	417,044
4,000	Johnson & Johnson	633,840
9,000	Merck & Co., Inc.	653,580
22,300	Pfizer, Inc.	746,827
21,866	Viatris, Inc. *	324,710
		2,776,001
Railroads, Line-Haul Operating - 1.69%
3,600	Union Pacific Corp.	741,456

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Retail - Drug Stores and Proprietary Stores - 2.11%
13,594	CVS Health Corp.	$ 926,159

Retail - Lumber & Other Building Material Dealers - 1.94%
3,300	The Home Depot, Inc.	852,522

Retail - Variety Stores - 1.77%
6,000	WalMart, Inc.	779,520

Rubber & Plastics Footwear - 2.15%
7,000	Nike, Inc. Class B	943,460

Semiconductors & Related Devices - 4.03%
1,800	Broadcom, Inc.	845,766
7,000	Intel Corp.	425,460
2,900	Texas Instruments, Inc.	499,583
		1,770,809
Services - Business Services - 5.71%
4,500	Accenture Plc. Class A (Ireland)	1,129,050
3,900	MasterCard, Inc. Class A	1,380,015
		2,509,065
Services - Computer Programming, Data Processing, Etc. - 4.96%
535	Alphabet, Inc. Class A *	1,081,722
4,275	Facebook, Inc. Class A *	1,101,325
		2,183,047
Services - Medical Laboratories - 1.17%
2,150	Laboratory Corp. of America Holdings *	515,807

Services - Miscellaneous Amusement & Recreation - 1.72%
4,000	Walt Disney Co.	756,160

Services - Prepackaged Software - 1.95%
3,700	Microsoft Corp.	859,806

Telephone Communications (No Radio Telephone) - 1.00%
15,700	AT&T, Inc.	437,873

TOTAL FOR COMMON STOCKS (Cost $16,708,788) - 63.84%		28,067,068

CORPORATE BONDS - 13.99 (c)

Accident & Health Insurance - 0.31%
125,000	Unum Group, 4.000%, due 3/15/24	136,382

Air Transportation, Scheduled - 0.45%
200,562	American Airlines 2013-2, 4.950%, due 1/15/23	197,047

Beverages - 0.36%
150,000	Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	160,255

Crude Petroleum & Natural Gas - 0.69
150,000	Murphy Oil Corp., 6.875%, due 8/15/24	152,250
150,000	Murphy Oil Corp., 4.000%, due 6/01/22	149,625
		301,875

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Dental Equipment & Supplies - 0.46%
200,000	DENTSPLY International, Inc., 4.125%, due 8/15/21	$ 201,428

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.59%
300,000	General Electric Co. Series A, 4.000%, to 6/15/22 (a) (b)	261,807

Healthcare Providers & Services - 0.24%
100,000	CommonSpirit Health, 2.950%, due 11/01/22	104,003

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.29%
125,000	Cintas Corp. No. 2, 4.300%, due 6/01/21	126,241

Miscellaneous Business Credit Institution - 0.12%
50,000	Ford Motor Credit Co. LLC., 3.810%, due 1/09/24	51,500

National Commercial Banks - 2.76%
300,000	Banc of California, Inc., 5.250%, due 4/15/25	315,314
200,000	Citigroup, Inc. Series B, 5.900%, to 2/15/23 (a) (b)	207,060
242,000	Citigroup, Inc. Series R, 4.672%, to 5/15/21 (b) **	242,302
150,000	JPMorgan & Chase Co. Series B, 0.705%, due 2/01/27 (3-month US Libor + .50%) FRN	143,253
200,000	Mellon Capital IV, 4.000%, to 10/13/20 (3-month US Libor + 0.565%) (b) **	198,400
100,000	Old National Bancorp, 4.125%, 8/15/24	108,015
		1,214,344
Operative Builders - 0.50%
200,000	Lennar Corp., 4.875%, due 12/15/23	219,200

Other Real Estate Investment Trust - 0.36%
6,000	Ready Capital Corp., 5.75%, due 2/15/26	159,540

Pharmaceutical Preparations - 0.72%
250,000	AbbVie, Inc., 2.900%, due 11/06/22	260,305
50,000	Mylan, Inc., 4.200%, due 11/29/23	54,249
		314,554
Property & Casualty Insurance - 0.52%
200,000	Finial Holdings, Inc., 7.125%, due 10/15/23 (Switzerland)	230,956

Retail - Drug Stores & Proprietary Stores - 0.40%
175,000	Walgreens Boots Alliance, Inc., 3.300%, due 11/18/21	177,744

Retail - Shoe Stores - 0.24%
100,000	Foot Locker, Inc., 8.500%, due 1/15/22	105,000

Rubber & Plastics Footwear - 0.47%
200,000	Nike, Inc., 2.250%, due 5/01/23	207,528

Security Brokers, Dealers & Flotation Companies - 0.94%
100,000	Morgan Stanley Series J, 4.051%, to 4/15/21 (b) **	100,060
95,000	Morgan Stanley Series MTN, 5.150%, due 8/30/28 **	97,613
200,000	The Charles Schwab Corp. Series G, 5.375%, to 6/01/25 (a) (b)	218,000
		415,673
Services - Business Services - 0.40%
170,000	EBay, Inc., 2.600%, due 7/15/22	174,161

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Services - Computer Programming Services - 0.40%
175,000	VeriSign, Inc., 4.625%, due 5/01/23	$ 176,094

Services - Personal Services - 0.54%
225,000	Block Financial LLC, 5.500%, due 11/01/22	237,580

Services - Prepackaged Software - 0.55%
75,000	NortonLifelock, Inc., 3.950%, due 6/15/22	76,688
150,000	VMWare, Inc., 3.900%, due 8/21/27	165,346
		242,034
State Commercial Banks - 1.68%
150,000	Bank of the Ozarks, 5.500%, to 7/01/21 (a) (maturity date: 7/01/26)	151,713
250,000	Eagle Bancorp, Inc., 5.750%, due 9/01/24	271,337
200,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	211,860
100,000	Home Bancshares, Inc., 5.625%, to 4/15/22 (a) (maturity date: 4/15/27)	102,533
		737,443

TOTAL FOR CORPORATE BONDS (Cost $6,011,409) - 13.99%		6,152,389

EXCHANGE TRADED FUNDS - 5.09%
17,000	Invesco Variable Rate Preferred ETF	433,500
5,200	iShares Nasdaq Biotechnology ETF	816,036
12,900	iShares US Preferred Stock ETF	482,073
10,000	JPMorgan Ultra-Short Income ETF	507,900
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,013,032) - 5.09%		2,239,509

MUNICIPAL BONDS - 6.05% (c)

Arizona - 0.10%
20,000	Arizona State University Build America Bond, 5.500%, due 8/01/25	20,070
25,000	Sedona, AZ Wastewater, 0.000%, due 7/01/21	24,970
		45,040
California - 0.12%
10,000	California St. University Revenue Bond Series B, 2.785%, due 11/01/22	10,295
20,000	Porterville Unified School District, 7.250%, due 7/01/27	20,086
20,000	San Bernardino County Redevelopment Agency, 3.625%, due 9/01/24	21,569
		51,950
Georgia - 0.25%
99,000	Georgia Loc. Govt., 4.750%, due 6/01/28	110,038

Indiana - 0.90%
135,000	Evansville, IN Vanderburgh Industry School Taxable Build American Bonds, 6.150%, due 7/15/27	135,521
190,000	Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 8/01/28	198,607
25,000	Indiana State University, 5.260%, due 4/01/24	25,071
35,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, due 1/15/24	35,116
		394,315
Iowa - 0.29%
126,000	Tobacco Settlement Auth Iowa, 6.500%, due 6/01/23	127,945

Kentucky - 0.13%
55,000	Louisville/Jefferson County Metro Government, 3.000%, due 5/01/23	55,848

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Maryland - 0.76%
200,000	Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	$ 242,678
90,000	Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, due 6/01/23	92,188
		334,866
Michigan - 0.07%
25,000	City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 8/01/26	30,248

New Jersey - 0.31%
135,000	City of Wildwood, NJ, 4.000%, due 11/01/21	137,179

New York - 0.94%
200,000	City of New York, NY, 1.980%, due 8/01/23	207,604
200,000	Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 8/01/23	205,724
		413,328
Ohio - 0.95%
250,000	New Albany, Floyd County Industry School First Mortgage, 5.000%, due 1/15/27	308,287
110,000	Youngstown State University, OH, 6.549%, due 12/15/30	110,386
		418,673
Pennsylvania - 0.56%
250,000	East Norriton Plymouth Whipain Joint Sewer Authority, 1.832%, due 8/01/28	244,093

Washington - 0.19%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	81,686

Wisconsin - 0.48%
110,000	Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	110,274
100,000	Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable-Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, due 1/01/24	102,957
		213,231

TOTAL FOR MUNICIPAL BONDS (Cost $2,624,562) - 6.05%		2,658,440

REAL ESTATE INVESTMENT TRUST - 3.24%
19,900	Duke Realty Corp.	781,075
5,100	Extra Space Storage, Inc.	641,070
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $897,545) - 3.24%		1,422,145

PREFERRED SECURITIES - 3.02%

Asset Management - 0.23%
4,000	B Riley Financial, Inc., 6.50%, due 09/30/26	102,560

Motor Vehicles & Passenger Car Bodies - 0.36%
6,000	Ford Motor Co., 6.000%, due 06/01/59	155,820

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

National Commercial Banks - 2.14%
150,000	BAC Capital Trust XIII Series F, 4.000% (b) **	$ 147,375
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	156,756
150,000	Huntington Bancshares, Inc. Series E, 5.70%, to 4/15/23 (a) (b)	151,125
150,000	PNC Financial Services Group, Inc., 0.761%, due 6/01/28 (3-month Libor + 0.57%) FRN	144,508
300,000	USB Capital IX, 3.500%, (3-month Libor + 1.02) (b) **	290,625
2,000	Wells Fargo & Co. Series P, 5.250%, due 12/31/49	49,960
		940,349
Telephone Communications (No Radio Telephone) - 0.29%
3,000	QWest Corp., 6.500%, due 9/01/56	75,720
2,000	US Cellular Corp., 6.950%, due 5/15/60	50,960
		126,680

TOTAL FOR PREFERRED SECURITIES (Cost $1,291,524) - 3.02%		1,325,409

STRUCTURED NOTES - 0.28% (c)

Security Brokers, Dealers & Flotation Companies - 0.28%
125,000	Goldman Sachs Group, Inc., 4.88325%, Capped at 10% ** (maturity date: 11/13/28)	125,000

TOTAL FOR STRUCTURED NOTES (Cost $110,561) - 0.28%		125,000

MONEY MARKET FUND - 4.19%
1,842,113	Federated Treasury Obligation Fund - Institutional Shares 0.01% ** (Cost $1,842,113) - 4.19%	1,842,113

TOTAL INVESTMENTS (Cost $31,499,534) - 99.70%		43,832,073

OTHER ASSETS LESS LIABILITIES, NET - 0.30%		133,582

NET ASSETS - 100.00%		$ 43,965,655

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(c) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2021.

ADR - American Depository Receipt

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.

FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 57.52% (c)

Accident & Health Insurance - 0.71%
75,000	Unum Group, 4.000%, due 3/15/24	$ 81,830

Air Transportation, Scheduled - 0.81%
95,003	American Airlines 2013-2, 4.950%, due 1/15/23	93,338

Beverages - 0.93%
100,000	Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	106,836

Computer & Office Equipment - 0.89%
100,000	Hewlett-Packard, 4.375%, due 9/15/21	102,138

Computer Storage Devices - 0.45%
50,000	EMC Corp., 3.375%, due 6/01/23	51,815

Container & Packaging - 0.45%
50,000	Ball Corp., 5.000%, due 3/15/22	51,707

Crude Petroleum & Natural Gas - 1.75%
100,000	Murphy Oil Corp., 4.000%, due 6/01/22	99,750
100,000	Murphy Oil Corp., 6.875%, due 8/15/24	101,500
		201,250
Dental Equipment & Supplies - 0.87%
100,000	DENTSPLY International, Inc., 4.125%, due 8/15/21	100,714

Distribution/Wholesale - 0.90%
100,000	Ingram Micro, Inc., 5.000%, due 8/10/22	103,638

Electric & Other Services Combined - 0.85%
100,000	PPL Energy Supply LLC., 4.600%, due 12/15/21	98,300

Electric Services - 1.36%
50,000	Southern California Edison Co. Series E, 6.250%, to 2/01/22 (a) (b)	51,000
100,000	Southern Co., 2.950%, due 7/01/23	105,244
		156,244
Electronic & Other Electrical Equipment (No Computer Equip) - 0.76%
100,000	General Electric Co. Series A, 4.000%, to 6/15/22 (a) (b)	87,269

Financial Services - 1.45%
150,000	General Motors Financial Company, Inc. Series C, 5.70%, to 9/30/30 (a) (b)	166,500

Food & Kindred Products - 0.69%
80,000	Conagra Foods, Inc., 9.750%, due 3/01/21	80,000

General Building Contractors - Residential Buildings - 0.48%
50,000	Lennar Corp., 4.875%, due 12/15/23	54,800

Healthcare Providers & Services - 0.45%
50,000	CommonSpirit Health, 2.950%, due 11/01/22	52,002

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Hotels & Motels - 0.87%
100,000	Travel & Leisure Co., 5.625%, due 3/01/21	$ 100,000

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.66%
75,000	Cintas Corp. No. 2, 4.300%, due 6/01/21	75,745

Miscellaneous Business Credit Institution - 0.86%
100,000	Ford Motor Credit Co. LLC., 4.200%, due 2/20/27	99,097

National Commercial Banks - 11.60%
200,000	Banc of California, Inc., 5.250%, due 4/15/25	210,209
10,000	CenterState Bank Corp., 5.75%, to 6/01/25 (a)	10,624
103,000	Citigroup, Inc. Series R, 4.672%, to 5/15/21 (3-month US Libor + 4.478%) (b) **	103,129
100,000	Citigroup, Inc. Class B, 5.90%, to 2/15/23 (a) (b)	103,530
150,000	Huntington Bancshares, Inc. Series E, 5.700%, to 4/15/23 (a) (b)	151,125
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	156,756
150,000	JPMorgan & Chase Co. Series B, 0.705%, due 2/01/27 (3-month US Libor + .50%) FRN	143,253
150,000	JPMorgan & Chase Co. Series Z, 4.005%, due 2/01/27 (3-month US Libor + 3.80%) (b)	149,935
200,000	Mellon Capital IV, 4.00%, to 10/13/20 (3-month US Libor + 0.565%) (b) **	198,400
100,000	Old National Bancorp, 4.125%, due 8/15/24	108,015
		1,334,976
Natural Gas Distribution - 0.49%
50,000	National Fuel Gas Co., 5.200%, due 7/15/25	56,254

Other Real Estate Investment Trust - 0.92%
4,000	Ready Capital Corp., 5.750%, due 2/15/26	106,360

Pharmaceutical Preparations - 0.45%
50,000	AbbVie, Inc., 2.900%, due 11/06/22	52,061

Property & Casualty Insurance - 1.50%
150,000	Finial Holdings, Inc., 7.125%, due 10/15/23 (Switzerland)	173,217

Retail - Department Stores - 0.35%
35,000	Dillards, Inc., 7.750%, due 7/15/26	40,186

Retail - Drug Stores & Proprietary Stores - 5.06%
200,000	CVS Health Corp., 3.500%, due 7/20/22	207,572
190,000	CVS Health Corp., 2.750%, due 12/01/22	196,687
175,000	Walgreens Boots Alliance, Inc., 3.300%, due 11/18/21	177,744
		582,003
Retail - Shoe Stores - 1.37%
150,000	Foot Locker, Inc., 8.500%, due 1/15/22	157,500

Rubber & Plastics Footwear - 1.35%
150,000	Nike, Inc., 2.250%, due 5/01/23	155,646

Security Brokers, Dealers & Flotation Companies - 3.28%
100,000	Morgan Stanley Series J, 4.051%, due 4/15/21 (b) **	100,060
114,000	Morgan Stanley, Series MTN, 4.168%, due 8/19/28 **	114,319
150,000	The Charles Schwab Corp. Series G, 5.375%, to 6/01/25 (a) (b)	163,500
		377,879

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Services - Business Services - 1.58%
80,000	EBay, Inc., 2.600%, due 7/15/22	$ 81,958
100,000	Global Payments, Inc. 3.800%, due 4/01/21	100,000
		181,958
Services - Computer Programming Services - 1.05%
120,000	VeriSign, Inc., 4.625%, due 5/01/23	120,750

Services - Health Services - 0.22%
25,000	Anthem, Inc., 3.70%, due 8/15/21	25,180

Services - Medical Laboratories - 0.89%
100,000	Laboratories Corp. of America Holdings, Inc., 3.200%, due 2/01/22	102,563

Services - Personal Services - 2.06%
225,000	H&R Block, Inc., 5.500%, due 11/01/22	237,580

Services - Prepackaged Software - 1.88%
50,000	NortonLifelock, Inc., 3.950%, due 6/15/22	51,125
150,000	VMWare, Inc. 3.900%, due 8/31/27	165,346
		216,471
State Commercial Banks - 4.56%
100,000	Bank of the Ozarks, 5.500%, to 7/01/21 (a) (maturity date: 7/01/26)	101,142
150,000	Eagle Bancorp, Inc., 5.750%, due 9/01/24	162,802
150,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	158,895
100,000	Home Bancshares, Inc., 5.625%, to 4/15/22 (a) (maturity date: 4/15/27)	102,533
		525,372
Telephone Communications (No Radio Telephone) - 0.54%
50,000	Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	61,755

Television Broadcasting Stations - 0.55%
54,000	CBS Broadcasting, Inc., 7.125%, due 11/01/23	63,129

Wholesale - Groceries & Related Products - 1.63%
152,000	Sysco Corp., 6.500%, due 8/01/28	187,084

TOTAL FOR CORPORATE BONDS (Cost $6,451,953) - 57.52%		6,621,147

EXCHANGE TRADED FUNDS - 3.86%
8,000	Invesco Variable Rate Preferred ETF	204,000
1,000	iShares US Preferred Stock ETF	37,370
4,000	JPMorgan Ultra-Short Income ETF	203,160
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $444,956) - 3.86%		444,530

MUNICIPAL BONDS - 25.82% (c)

Arizona - 0.55%
40,000	City of Pheonix, AZ, 2.717%, due 7/01/22	41,322
20,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 7/01/26	22,612
		63,934

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

California - 1.48%
50,000	Sacramento, CA Pension Oblg. Series A, 6.420%, due 8/01/23	$ 56,995
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, due 8/01/24	113,476
		170,471
Connecticut - 0.20%
20,000	Stratford CT Taxable, 5.750%, due 8/15/30	22,608

Florida - 1.63%
150,000	North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/01/27	156,507
30,000	Osceola County, FL 6.020%, due 10/01/26	31,013
		187,520
Georgia - 0.48%
50,000	Georgia Local Government, 4.750%, due 6/01/28	55,575

Illinois - 1.11%
45,000	Eastern IL University Build America Bond, 5.900%, due 4/01/23	45,002
15,000	Rosemont, IL Ref Bds Series A, 5.375%, due 12/1/25	17,390
53,182	State of Illinois, 4.950%, due 6/01/23	55,235
10,000	State of Illinois, 6.200%, due 7/01/21	10,143
		127,770
Indiana - 5.19%
140,000	Beech Grove, IN Sch Bldg. Corp., 2.850%, due 7/5/25	150,380
165,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	165,606
100,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,386
10,000	Indiana St Univ Revs BAB, 5.260%, due 4/01/24	10,028
50,000	Lake Station, IN, Multi Sch Bldg. Corp., Series B, 4.000%, due 7/15/22	51,140
50,000	Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, due 7/15/23	52,565
40,000	Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.280%, due 7/15/29	42,714
25,000	Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/01/26	25,271
		598,090
Iowa - 0.52%
59,000	Iowa Tobacco Settlement Authority, 6.500%, due 6/01/23	59,911

Maryland - 1.05%
100,000	Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	121,339

Minnesota - 0.88%
100,000	University of Minnesota, 2.485%, due 8/01/21	100,937

Mississippi - 0.04%
5,000	Jackson, MS Mun Arpt Auth. Series C, 4.900%, due 10/01/21	5,136

Missouri - 0.17%
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.050%, due 2/01/23	20,062

New Jersey - 1.45%
100,000	City of Wildwood, NJ, 4.000%, due 11/01/21	101,614
65,000	Hudson County, NJ 6.890%, due 3/01/26	65,210
		166,824

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

New York - 3.56%
150,000	City of New York, NY, 1.980%, due 8/01/23	$ 155,703
50,000	Erie County, NY Tobacco Asset Corp., 6.000%, due 6/01/28	50,047
75,000	Nassau County, NY Series F, 6.800%, due 10/01/27	75,233
125,000	Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 8/01/23	128,577
		409,560
Ohio - 3.39%
60,000	Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	71,195
100,000	Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955% due 1/01/28	99,182
25,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	27,954
125,000	JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 1/01/28	130,984
60,000	Montgomery, OH Special Obligation Revenue Bond, 4.000%, due 10/01/27	60,563
		389,878
Oklahoma - 0.24%
25,000	Garfield County, OK, 6.000%, due 9/01/24	27,384

Oregon - 0.25%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 6/30/24	28,714

Pennsylvania - 1.70%
200,000	East Norriton & Plymouth PA, Jt Swr Auth, 1.832%, due 8/01/28	195,274

Texas - 1.66%
20,000	Austin, TX Electric Utilitiy System Revenue Taxable Series A, 2.524%, due 11/15/23	21,174
25,000	City of Irving, TX, 5.657%, due 8/15/23	26,509
50,000	North Texas Tollway Authority, 8.410%, due 2/01/30	65,548
40,000	Reeves Cnty., TX Cops Taxable - Lease Rentals, 6.375%, due 12/01/21	40,682
35,000	Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, due 10/01/23	37,015
		190,928
Wisconsin - 0.27%
30,000	Public Finance Authority, WI, 5.750%, due 6/01/23	30,581

TOTAL FOR MUNICIPAL BONDS (Cost $2,942,611) - 25.82%		2,972,496

PREFERRED SECURITIES - 6.17%

Asset Management - 0.67%
3,000	B Riley Financial, Inc., 6.50%, due 09/30/26	76,920

National Commercial Banks - 3.79%
100,000	BAC Capital Trust XIII Series F, 4.000% (b) **	98,250
150,000	PNC Capital Trust C, 0.7605%, due 6/01/28 (3-month Libor + 0.57%) FRN	144,508
200,000	USB Capital IX, 3.500%, (3-month Libor + 1.02) (b) **	193,750
		436,508
State Commercial Banks - 0.82%
4,000	Medallion Bank Utah Series F, 8.000%, to 4/01/25 (a) (b)	94,520

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Telephone Communications (No Radio Telephone) - 0.89%
4,000	US Cellular Corp., 6.950%, due 5/15/60	$ 101,920

TOTAL FOR PREFERRED SECURITIES (Cost $687,041) - 6.17%		709,868

STRUCTURED NOTES - 2.92% (c)

National Commercial Banks - 0.82%
100,000	Key Corp. 0.9775%, due 7/01/28 (3-month US Libor + 0.74%) FRN	94,260

Security Brokers, Dealers & Flotation Companies - 2.10%
100,000	Goldman Sachs Group, Inc. Series MTN, 1.2834%, Capped at 10% (maturity date: 12/13/28) **	96,765
120,000	Goldman Sachs Group, Inc., 4.88325%, Capped at 10% (maturity date: 11/13/28) **	120,000
25,000	Morgan Stanley, Series MTN, 5.150%, due 8/30/28, Capped at 12% **	25,688
		242,453

TOTAL FOR STRUCTURED NOTES (Cost $324,727) - 2.92%		336,713

MONEY MARKET FUND - 2.84%
326,603	Federated Treasury Obligation Fund - Institutional Shares 0.01% ** (Cost $326,603) - 2.84%	326,603

TOTAL INVESTMENTS (Cost $11,177,891) - 99.13%		11,411,357

OTHER ASSETS LESS LIABILITIES, NET - 0.87%		100,046

NET ASSETS - 100.00%		$ 11,511,403

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(c) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

** Variable rate security; the coupon rate shown represents the yield at February 28, 2021.

FRN- Floating Rate Note is a debt instrument whose coupon rate is variable and is tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 97.00%

Air Courier Services - 2.15%
2,000	FedEx Corp.	$ 509,000

Aircraft Engines & Engine Parts - 1.62%
1,890	Honeywell International, Inc.	382,441

Beverages - 1.45%
7,000	Coca-Cola Co.	342,930

Biological Products (No Diagnostic Substances) - 1.65%
3,100	CRISPR Therapeutics AG (Switzerland) *	389,639

Electric Services - 3.19%
10,260	NextEra Energy, Inc.	753,905

Electronic Computers - 2.62%
5,100	Apple, Inc.	618,426

Fire, Marine & Casualty Insurance - 2.03%
2,000	Berkshire Hathaway, Inc. Class B *	481,020

Guided Missiles & Space Vehicles & Parts - 0.85%
612	Lockheed Martin Corp.	202,113

Hospital & Medical Service Plans - 2.03%
8,200	Centene Corp. *	480,028

Industrial Inorganic Chemicals - 1.76%
1,700	Linde Plc. (United Kingdom)	415,259

Industrial Instruments for Measurement, Display & Control - 2.69%
3,850	MKS Instruments, Inc.	634,865

Measuring & Controlling Devices - 2.48%
1,300	Thermo Fisher Scientific, Inc.	585,104

National Commercial Banks - 3.69%
12,000	Bank of America Corp.	416,520
3,100	JP Morgan Chase & Co.	456,227
		872,747
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.18%
700	Intuitive Surgical, Inc. *	515,760

Personal Credit Institutions - 1.99%
5,000	Discover Financial Services	470,350

Petroleum Refining - 2.00%
8,710	Exxon Mobil Corp.	473,563

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Pharmaceutical Preparations - 3.02%
2,495	Johnson & Johnson	$ 395,358
4,400	Merck & Co., Inc.	319,528
		714,886
Railroads, Line-Haul Operating - 1.83%
2,100	Union Pacific Corp.	432,516

Retail - Building Materials, Hardware, Garden Supply - 1.48%
2,200	Tractor Supply Co.	349,712

Retail - Catalog & Mail-Order Houses - 2.62%
200	Amazon.com, Inc. *	618,586

Retail - Drug Stores and Proprietary Stores - 1.93%
6,700	CVS Health Corp.	456,471

Retail - Eating & Drinking Places - 2.06%
4,500	Starbucks Corp.	486,135

Retail - Eating Places - 1.93%
316	Chipotle Mexican Grill, Inc. *	455,672

Retail - Lumber & Other Building Materials Dealers - 1.75%
1,600	Home Depot, Inc.	413,344

Retail - Retail Stores - 3.07%
10,000	Leslie's, Inc. *	242,800
1,500	Ulta Beauty, Inc. *	483,495
		726,295
Rubber & Plastics Footwear - 1.57%
2,760	Nike, Inc. Class B	371,993

Semiconductors & Related Devices - 6.69%
940	NVIDIA Corp.	515,665
4,300	Skyworks Solutions, Inc.	764,626
2,300	Xilinx, Inc.	299,690
		1,579,981
Services - Business Services - 4.69%
2,550	PayPal Holdings, Inc. *	662,617
2,100	Visa, Inc. Class A	446,019
		1,108,636
Services - Computer Programming, Data Processing, Etc. - 5.27%
359	Alphabet, Inc. Class A *	725,866
2,013	Facebook, Inc. Class A *	518,589
		1,244,455
Services - Equipment Rental & Leasing - 2.35%
1,870	United Rentals, Inc. *	556,101

Services - Medical Laboratories - 4.50%
3,600	Guardant Health, Inc. *	529,848
2,220	Laboratory Corp. of America Holdings *	532,600
		1,062,448

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Services - Miscellaneous Amusement & Recreation - 1.79%
2,233	Walt Disney Co.	$ 422,126

Services - Miscellaneous Health & Allied Services - 1.68%
2,200	ICON Plc. (Ireland) *	397,496

Services - Offices & Clinics of Doctors of Medicine - 1.64%
1,750	Teladoc Health, Inc. *	386,908

Services - Prepackaged Software - 7.99%
970	Adobe, Inc. *	445,880
5,600	Cloudflare, Inc. Class A *	414,232
2,725	Microsoft Corp.	633,235
1,825	Salesforce.com, Inc. *	395,112
		1,888,459
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.59%
3,050	Procter & Gamble Co.	376,767

Surgical & Medical Instruments & Apparatus - 1.95%
1,900	Stryker Corp.	461,111

Television Broadcasting Stations - 1.22%
10,000	Liberty Media Corp. - Liberty Braves Group Series C *	287,900

TOTAL FOR COMMON STOCKS (Cost $14,122,476) - 97.00%		22,925,148

REAL ESTATE INVESTMENT TRUST - 1.68%
1,840	American Tower Corp.	397,679
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,523) - 1.68%		397,679

MONEY MARKET FUND - 1.06%
250,367	Federated Treasury Obligation Fund - Institutional Shares 0.01% ** (Cost $250,367) - 1.06%	250,367

TOTAL INVESTMENTS (Cost $14,673,366) - 99.74%		23,573,194

OTHER ASSETS LESS LIABILITIES, NET - 0.26%		60,302

NET ASSETS - 100.00%		$23,633,496

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2021.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 85.36%

Beverages - 1.70%
2,500	PepsiCo, Inc.	$ 322,975

Canned Fruits, Veg & Preserves, Jam & Jellies - 2.29%
3,900	J.M. Smucker Co.	436,800

Computer & Office Equipment - 2.43%
10,300	Cisco Systems, Inc.	462,161

Computer Storage Devices - 2.12%
5,500	Seagate Technology Plc. (Ireland)	402,765

Construction Machinery & Equip - 2.75%
2,425	Caterpillar, Inc.	523,509

Converted Paper & Paperboard Products (No Container/Boxes) - 1.96%
2,900	Kimberly Clark Corp.	372,157

Electric & Other Services Combined - 5.64%
5,350	Consolidated Edison, Inc.	351,228
4,300	Duke Energy Corp.	368,037
9,200	Exelon Corp.	355,120
		1,074,385
Electric Services - 5.72%
4,500	American Electric Power Co., Inc.	336,825
3,900	Entergy Corp.	338,559
7,300	Southern Co.	414,056
		1,089,440
Finance Services - 2.67%
32,000	Hercules Capital, Inc.	508,160

Fire, Marine & Casualty Insurance - 1.49%
3,300	Progressive Corp.	283,635

Guided Missiles & Space Vehicles & Parts - 1.73%
1,000	Lockheed Martin Corp.	330,250

Insurance Agents Brokers & Services - 2.77%
4,400	Arthur J Gallagher & Co.	527,120

Misc Industrial & Commercial Machinery & Equipment - 2.67%
3,900	Eaton Corp. Plc. (Ireland)	507,741

National Commercial Banks - 6.72%
3,500	JPMorgan Chase & Co.	515,095
37,000	Regions Financial Corp.	763,310
		1,278,405
Natural Gas Transmission - 1.54%
20,000	Kinder Morgan, Inc.	294,000

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Paper Mills - 2.52%
9,680	International Paper Co.	$ 480,612

Petroleum Refining - 2.63%
5,000	Chevron Corp.	500,000

Pharmaceutical Preparations - 13.28%
6,350	AbbVie, Inc.	684,149
5,225	Bristol Myers Squibb Co.	320,449
2,500	Johnson & Johnson	396,150
5,100	Merck & Co., Inc.	370,362
13,700	Pfizer, Inc.	458,813
20,099	Viatris, Inc. *	298,470
		2,528,393
Retail - Drug Stores and Proprietary Stores - 4.28%
6,400	CVS Health Corp.	436,032
7,900	Walgreens Boots Alliance, Inc.	378,647
		814,679
Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.54%
3,900	Garmin Ltd. (Switzerland)	483,678

Semiconductors & Related Devices - 3.62%
487	Broadcom, Inc.	228,827
2,670	Texas Instruments, Inc.	459,961
		688,788
Services - Personal Services - 2.22%
22,000	H&R Block, Inc.	423,060

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.14%
3,300	Procter & Gamble Co.	407,649

Surgical & Medical Instruments & Apparatus - 0.98%
1,062	3M Co.	185,914

Telephone Communications (No Radio Telephone) - 3.84%
7,400	BCE, Inc.	316,424
7,500	Verizon Communications, Inc.	414,750
		731,174
Trucking & Courier Services - 3.11%
3,750	United Parcel Service, Inc. Class B	591,862

TOTAL FOR COMMON STOCKS (Cost $13,027,776) - 85.36%		16,249,312

REAL ESTATE INVESTMENT TRUSTS - 11.63%
11,860	American Campus Communities, Inc.	485,786
2,700	Crown Castle International Corp.	420,525
3,400	Digital Realty Trust, Inc.	458,082
12,000	Iron Mountain, Inc.	417,480
6,300	W.P. Carey, Inc.	431,802
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,823,135) - 11.63%		2,213,675

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

MONEY MARKET FUND - 2.50%
475,179	Federated Treasury Obligation Fund - Institutional Shares 0.01% ** (Cost $475,179) - 2.50%	$ 475,179

TOTAL INVESTMENTS (Cost $15,326,090) - 99.49%		18,938,166

OTHER ASSETS LESS LIABILITIES, NET - 0.51%		96,976

NET ASSETS - 100.00%		$ 19,035,142

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2021.

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 94.55%

Air Courier Services - 3.04%
286	FedEx Corp.	$ 72,787

Aircraft Engines & Engine Parts - 3.12%
369	Honeywell International, Inc.	74,667

Biological Products (No Diagnostic Substances) - 1.93%
169	Biogen, Inc. *	46,117

Electric Services - 2.59%
844	NextEra Energy, Inc.	62,017

Electrical Work - 3.15%
900	Quanta Services, Inc.	75,465

Electromedical & Electrotherapeutic Apparatus - 2.74%
560	Medtronic Plc. (Ireland)	65,503

Electronic Computers - 4.82%
384	Apple, Inc.	46,564
850	Dell Technologies, Inc. Class C *	68,910
		115,474
Food & Kindred Products - 2.01%
459	Nestle S.A. ADR *	48,112

Hospital & Medical Service Plans - 2.64%
1,081	Centene Corp. *	63,282

Household Appliances - 1.80%
725	A.O. Smith Corp.	43,043

Measuring & Controlling Devices - 3.29%
175	Thermo Fisher Scientific, Inc.	78,764

National Commercial Banks - 6.85%
1,150	Citigroup, Inc.	75,762
600	JPMorgan Chase & Co.	88,302
		164,064
Petroleum Refining - 2.26%
540	Chevron Corp.	54,000

Pharmaceutical Preparations - 9.61%
909	Bristol Myers Squibb Co.	55,749
392	Johnson & Johnson	62,116
798	Merck & Co., Inc.	57,951
1,617	Pfizer, Inc.	54,153
		229,969
Radio & TV Broadcasting & Communications Equipment - 2.14%
377	Qualcomm, Inc.	51,344

Railroads, Line-Haul Operating - 2.58%
300	Union Pacific Corp.	61,788

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Retail - Catalog & Mail-Order Houses - 1.94%
15	Amazon.com, Inc. *	$ 46,394

Retail - Drug Stores and Proprietary Stores - 2.70%
950	CVS Health Corp.	64,724

Retail - Lumber & Other Building Material Dealers - 2.18%
327	Lowe's Cos., Inc.	52,238

Retail - Variety Stores - 2.44%
449	WalMart, Inc.	58,334

Semiconductors & Related Devices - 7.73%
114	Broadcom, Inc.	53,565
900	Intel Corp.	54,702
140	NVIDIA Corp.	76,801
		185,068
Services - Business Services - 7.90%
208	Accenture Plc. Class A (Ireland)	52,187
194	MasterCard, Inc. Class A	68,647
263	PayPal Holdings, Inc. *	68,341
		189,175
Services - Computer Programming, Data Processing, Etc. - 5.53%
40	Alphabet, Inc. Class A *	80,877
200	Facebook, Inc. Class A *	51,524
		132,401
Services - Prepackaged Software - 7.33%
93	Adobe, Inc. *	42,749
138	Intuit, Inc.	53,839
200	Microsoft Corp.	46,476
150	Salesforce.com, Inc. *	32,475
		175,539
Telephone Communications (No Radio Telephone) - 2.23%
965	Verizon Communications, Inc.	53,365

TOTAL FOR COMMON STOCKS (Cost $1,888,454) - 94.55%		2,263,634

REAL ESTATE INVESTMENT TRUSTS - 2.16%
1,316	Duke Realty Corp.	51,653
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $48,420) - 2.16%		51,653

MONEY MARKET FUND - 2.87%
68,707	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 1.00% ** (Cost $68,707) - 2.87%	68,707

TOTAL INVESTMENTS (Cost $2,005,581) - 99.58%		2,383,994

OTHER ASSETS LESS LIABILITIES, NET - 0.42%		10,073

NET ASSETS - 100.00%		$ 2,394,067

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2021.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 96.24%

Beverages - 0.81%
600	Coca-Cola Co.	$ 29,394

Biological Products (No Diagnostic Substances) - 1.51%
151	Bio-Techne Corp.	54,615

Cable & Other Pay Television Services - 1.99%
17	Cable One, Inc.	32,552
742	Comcast Corp. Class A	39,118
		71,670
Chemicals & Allied Products - 1.09%
329	Balchem Corp.	39,269

Communications Equipment - 1.52%
1,435	Iridium Communications, Inc. *	54,975

Electromedical & Electrotherapeutic Apparatus - 0.99%
143	Masimo Corp. *	35,854

Electronic Components - 1.16%
400	Advanced Energy Industries, Inc.	41,780

Electronic Computers - 2.73%
256	Apple, Inc.	31,043
532	Omnicell, Inc. *	67,511
		98,554
Fabricated Plate Work (Boiler Shops) - 1.31%
331	Chart Industries, Inc. *	47,363

Fabricated Structural Metal Products - 1.40%
347	Proto Labs, Inc. *	50,551

Fire, Marine & Casualty Insurance - 0.63%
94	Berkshire Hathaway, Inc. Class B *	22,608

General Industrial Machinery & Equipment - 1.03%
194	Nordson Corp.	37,327

Hospital & Medical Service Plans - 4.26%
229	Molina Healthcare, Inc. *	49,638
493	Trupanion, Inc. *	47,703
170	United Health Group, Inc.	56,477
		153,818
Hotels & Motels - 3.40%
521	Caesars Entertainment, Inc. *	48,682
638	Penn National Gaming, Inc. *	73,868
		122,550
Industrial Instruments for Measurement, Display & Control - 1.86%
813	Cognex Corp.	67,146

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Instruments for Measuring & Testing of Electricity & Electrical Signals - 1.96%
605	Itron, Inc. *	$ 70,930

Insurance Agents Brokers & Services - 1.07%
845	Brown & Brown, Inc.	38,785

Lawn & Garden Tractors & Home Lawn & Gardens Equip - 1.69%
606	Toro Co.	61,067

Leather & Leather Products - 1.15%
887	Capri Holdings Ltd. *	41,396

Measuring & Controlling Devices - 1.86%
905	Trimble, Inc. *	67,097

Metal Mining - 1.24%
3,349	Cleveland-Cliffs, Inc.	44,676

Miscellaneous Chemical Products - 1.25%
145	WD 40 Co.	45,204

Motor Vehicles & Passenger Car Bodies - 1.25%
67	Tesla, Inc. *	45,258

Motors & Generators - 1.58%
173	Generac Holdings, Inc. *	57,014

National Commercial Banks - 2.95%
1,638	Bank of America Corp.	56,855
338	JP Morgan Chase & Co.	49,744
		106,599
Paints, Varnishes, Lacquers, Enamels, & Allied Products - 1.27%
575	RPM International, Inc.	45,793

Pharmaceutical Preparations - 2.41%
385	Johnson & Johnson	61,007
360	Merck & Co., Inc.	26,143
		87,150
Pumps & Pumping Equipment - 1.53%
797	Graco, Inc.	55,272

Retail - Catalog & Mail-Order Houses - 1.71%
20	Amazon.com, Inc. *	61,859

Retail - Lumber & Other Building Materials Dealers - 1.07%
150	Home Depot, Inc.	38,751

Rubber & Plastics Footwear - 1.32%
623	Crocs, Inc. *	47,797

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Semiconductors & Related Devices - 6.45%
270	Enphase Energy, Inc. *	$ 47,536
134	Monolithic Power Systems, Inc.	50,186
70	NVIDIA Corp.	38,401
583	Power Integrations, Inc.	51,520
152	SolarEdge Technologies, Inc. (Israel) *	45,343
		232,986
Services - Business Services - 6.08%
99	Fair Isaac, Inc. *	45,297
112	MasterCard, Inc. Class A	39,631
247	PayPal Holdings, Inc. *	64,183
181	Stamps.com, Inc. *	32,929
177	Visa, Inc. Class A	37,593
		219,633
Services - Commercial Physical & Biological Research - 1.80%
227	Charles River Laboratories International, Inc. *	64,954

Services - Computer Processing & Data Preparation - 1.33%
1,408	8x8, Inc. *	48,168

Services - Computer Programming, Data Processing, Etc. - 4.81%
25	Alphabet, Inc. Class A *	50,548
22	Alphabet, Inc. Class C *	44,811
162	Facebook, Inc. Class A *	41,734
120	Factset Research Systems, Inc.	36,469
		173,562
Services - Management Consulting Services - 2.35%
880	Exponent, Inc.	84,894

Services - Miscellaneous Amusement & Recreation - 1.47%
230	Walt Disney Co.	52,931

Services - Prepackaged Software - 9.10%
76	Adobe, Inc. *	34,935
576	Alarm.com Holdings, Inc. *	50,619
357	Ceridian HCM Holdings, Inc. *	32,009
917	Liveperson, Inc. *	60,173
210	Microsoft Corp.	48,800
484	PTC, Inc. *	66,279
353	SPS Commerce, Inc. *	35,558
		328,373
Services - Skilled Nursing Care Facilities - 1.69%
744	Ensign Group, Inc.	61,023

Services - Testing Laboratories - 1.11%
785	NeoGenomics, Inc. *	40,011

Services - Video Tape Rental - 1.07%
72	Netflix, Inc. *	38,797

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Shares/Principal		Value

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.91%
266	Procter & Gamble Co.	$ 32,859

Special Industry Machinery - 1.24%
537	Brooks Automation, Inc.	44,657

Special Industry Machinery (No Metalworking Machinery) - 1.23%
300	John Bean Technologies Corp.	44,271

Sporting & Athletic Goods - 1.06%
556	YETI Holdings, Inc. *	38,236

Telephone Communications (No Radio Telephone) - 0.46%
300	Verizon Communications, Inc.	16,590

Transportation Services - 1.05%
326	XPO Logistics, Inc. *	38,012

Trucking (No Local) - 1.17%
210	SAIA, Inc. *	42,111

Water Supply - 0.86%
709	Essential Utilities, Inc.	29,820

TOTAL FOR COMMON STOCKS (Cost $3,146,518) - 96.24%		3,474,010

REAL ESTATE INVESTMENT TRUST - 1.08%
1,800	Medical Properties Trust, Inc.	38,862
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $37,148) - 1.08%		38,862

MONEY MARKET FUND - 2.68%
96,803	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 1.00% ** (Cost $96,803) - 2.68%	96,803

TOTAL INVESTMENTS (Cost $3,280,469) - 100.00%		3,609,675

LIABILITIES LESS OTHER ASSETS, NET - (0.00)%		(118)

NET ASSETS - 100.00%		$ 3,609,557

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2021.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 28, 2021 (UNAUDITED)

	Balanced	Income	Stock	Dividend	Focus	Multi Cap
Assets:	Fund	Fund	Fund	Growth Fund	Fund	Fund
Investments in Securities, at Value (Cost $31,499,534, $11,177,891,
$14,673,366, $15,326,090, $2,005,581, and $3,280,469, respectively)	$43,832,073	$11,411,357	$23,573,194	$18,938,166	$2,383,994	$3,609,675

Cash	2,500	-	-	-	-	-
Receivables:
Shareholder Subscriptions	46,022	3,565	47,360	38,944	-	-
Due from Advisor	-	1,724	-	-	955	19
Interest	79,002	88,235	3	3	1	1
Dividend	58,002	-	28,940	59,508	3,436	1,116
Prepaid Expenses	14,550	17,012	16,828	13,628	11,728	5,100
Total Assets	44,032,149	11,521,893	23,666,325	19,050,249	2,400,114	3,615,911
Liabilities:
Payables:
Shareholder Redemptions	15,776	2,750	9,477	-	-	-
Due to Advisor	40,040	-	14,927	6,647	-	-
Due to Compliance Officer	211	56	113	92	78	-
Due to Trustees	1,176	385	640	508	64	72
Due to Transfer Agent	3,748	2,575	2,575	2,575	1,050	1,051
Accrued Expenses	5,543	4,724	5,097	5,285	4,855	5,231
Total Liabilities	66,494	10,490	32,829	15,107	6,047	6,354
Net Assets	$43,965,655	$11,511,403	$23,633,496	$19,035,142	$2,394,067	$3,609,557

Net Assets Consist of:
Paid In Capital	$31,801,100	$11,699,408	$13,841,484	$19,034,025	$2,172,221	$3,231,823
Distributable Earnings (Deficit)	12,164,555	(188,005)	9,792,012	1,117	221,846	377,734
Net Assets (unlimited shares authorized; 2,973,797, 584,745 388,108, 923,081, 108,478, and 305,249 shares outstanding, respectively)
	$43,965,655	$11,511,403	$23,633,496	$19,035,142	$2,394,067	$3,609,557
Net Asset Value and Offering Price Per Share	$ 14.78	$ 19.69	$ 60.89	$ 20.62	$ 22.07	$ 11.82

Redemption Price Per Share ($14.78 x 0.99), ($19.69 x 0.99), ($60.89 x 0.99), ($20.62 x 0.99), ($22.07 x 0.99), & ($11.82 x 0.99), respectively *

	$ 14.63	$ 19.49	$ 60.28	$ 20.41	$ 21.85	$ 11.70

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Dividends (net of foreign withholding taxes of $2,272, $0, $0, $847, $0, and $0, respectively)	$ 305,422	$ 16,165	$ 120,365	$ 340,393	$15,876	$ 14,478
Interest	178,514	188,703	12	10	-	6
Total Investment Income	483,936	204,868	120,377	340,403	15,876	14,484

Expenses:
Advisory Fees (a)	105,731	28,833	55,551	45,239	5,514	6,914
Administrative (a)	105,731	28,833	55,550	45,239	15,083	15,083
Transfer Agent	22,220	15,602	15,450	15,450	6,300	6,301
Registration	11,876	11,105	11,225	12,006	4,314	378
Legal	14,211	3,354	7,383	5,207	621	891
Audit	-	5,311	6,047	6,447	6,258	6,258
Compliance Officer Fees	1,282	353	672	547	133	68
Custody	3,878	1,785	1,991	1,767	1,467	2,267
Trustee	2,763	800	1,466	1,000	136	129
Miscellaneous	1,213	3,790	760	1,039	553	496
Interest Expense	-	-	-	-	63	-
Insurance	1,265	364	631	559	42	95
Printing and Mailing	2,902	981	1,530	850	251	141
Total Expenses	273,072	101,111	158,256	135,350	40,735	39,021
Fees Waived and/or Reimbursed by the Advisor (a)	(19,318)	(45,752)	(21,602)	(46,681)	(27,438)	(25,884)
Net Expenses	253,754	55,359	136,654	88,669	13,297	13,137

Net Investment Income (Loss)	230,182	149,509	(16,277)	251,734	2,579	1,347

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	512,101	21,532	1,104,420	(320,006)	577	214,965
Net Change in Unrealized Appreciation on Derivatives	6,744	13,472	-	-	-	-
Net Change in Unrealized Appreciation on Investments	1,946,036	66,994	1,260,645	1,774,747	149,448	147,491
Net Realized and Unrealized Gain on Investments	2,464,881	101,998	2,365,065	1,454,741	150,025	362,456

Net Increase in Net Assets Resulting from Operations	$2,695,063	$ 251,507	$2,348,788	$ 1,706,475	$152,604	$363,803

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2021	8/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 230,182	$ 603,065
Net Realized Gain (Loss) on Investments	512,101	(761,600)
Net Change in Unrealized Appreciation on Investments	1,952,780	2,287,562
Net Increase in Net Assets Resulting from Operations	2,695,063	2,129,027

Distributions to Shareholders:
Distributions	(252,002)	(731,897)
Total Distributions	(252,002)	(731,897)

Capital Share Transactions:
Proceeds from Sale of Shares	2,258,075	5,677,683
Shares Issued on Reinvestment of Dividends	211,990	632,662
Early Redemption Fees (Note 2)	156	292
Cost of Shares Redeemed	(2,569,061)	(3,785,447)
Net Increase (Decrease) from Capital Share Transactions	(98,840)	2,525,190

Net Assets:
Net Increase in Net Assets	2,344,221	3,922,320
Beginning of Period	41,621,434	37,699,114
End of Period	$ 43,965,655	$ 41,621,434

Share Transactions:
Shares Sold	156,309	418,408
Shares Issued on Reinvestment of Dividends	15,069	48,180
Shares Redeemed	(178,161)	(289,270)
Net Increase (Decrease) in Shares	(6,783)	177,318
Outstanding at Beginning of Period	2,980,580	2,803,262
Outstanding at End of Period	2,973,797	2,980,580

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2021	8/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 149,509	$ 308,957
Net Realized Gain (Loss) on Investments	21,532	(25,978)
Net Change in Unrealized Appreciation on Investments	80,466	45,905
Net Increase in Net Assets Resulting from Operations	251,507	328,884

Distributions to Shareholders:
Distributions	(149,357)	(310,527)
Total Distributions	(149,357)	(310,527)

Capital Share Transactions:
Proceeds from Sale of Shares	509,225	1,798,161
Shares Issued on Reinvestment of Dividends	124,973	264,882
Early Redemption Fees (Note 2)	-	1,627
Cost of Shares Redeemed	(939,704)	(2,301,414)
Net Decrease from Capital Share Transactions	(305,506)	(236,744)

Net Assets:
Net Decrease in Net Assets	(203,356)	(218,387)
Beginning of Period	11,714,759	11,933,146
End of Period	$ 11,511,403	$ 11,714,759

Share Transactions:
Shares Sold	25,865	92,781
Shares Issued on Reinvestment of Dividends	6,373	13,746
Shares Redeemed	(47,876)	(119,132)
Net Decrease in Shares	(15,638)	(12,605)
Outstanding at Beginning of Period	600,383	612,988
Outstanding at End of Period	584,745	600,383

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2021	8/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (16,277)	$ 41,409
Net Realized Gain (Loss) on Investments	1,104,420	(95,801)
Net Change in Unrealized Appreciation on Investments	1,260,645	4,399,602
Net Increase in Net Assets Resulting from Operations	2,348,788	4,345,210

Distributions to Shareholders:
Distributions	(2,136)	(931,836)
Total Distributions	(2,136)	(931,836)

Capital Share Transactions:
Proceeds from Sale of Shares	1,108,307	2,068,884
Shares Issued on Reinvestment of Dividends	1,724	758,812
Early Redemption Fees (Note 2)	40	403
Cost of Shares Redeemed	(1,712,475)	(2,001,887)
Net Increase (Decrease) from Capital Share Transactions	(602,404)	826,212

Net Assets:
Net Increase in Net Assets	1,744,248	4,239,586
Beginning of Period	21,889,248	17,649,662
End of Period	$ 23,633,496	$ 21,889,248

Share Transactions:
Shares Sold	18,536	43,041
Shares Issued on Reinvestment of Dividends	29	15,861
Shares Redeemed	(30,715)	(43,169)
Net Increase (Decrease) in Shares	(12,150)	15,733
Outstanding at Beginning of Period	400,258	384,525
Outstanding at End of Period	388,108	400,258

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2021	8/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 251,734	$ 612,823
Net Realized Loss on Investments	(320,006)	(2,940,116)
Net Change in Unrealized Appreciation on Investments	1,774,747	672,248
Net Increase (Decrease) in Net Assets Resulting from Operations	1,706,475	(1,655,045)

Distributions to Shareholders:
Distributions	(217,536)	(634,165)
Total Distributions	(217,536)	(634,165)

Capital Share Transactions:
Proceeds from Sale of Shares	1,448,034	3,324,753
Shares Issued on Reinvestment of Dividends	170,786	523,189
Early Redemption Fees (Note 2)	255	409
Cost of Shares Redeemed	(1,576,479)	(1,864,116)
Net Increase from Capital Share Transactions	42,596	1,984,235

Net Assets:
Net Increase (Decrease) in Net Assets	1,531,535	(304,975)
Beginning of Period	17,503,607	17,808,582
End of Period	$ 19,035,142	$ 17,503,607

Share Transactions:
Shares Sold	71,487	159,027
Shares Issued on Reinvestment of Dividends	8,543	26,119
Shares Redeemed	(78,778)	(97,193)
Net Increase in Shares	1,252	87,953
Outstanding at Beginning of Period	921,829	833,876
Outstanding at End of Period	923,081	921,829

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Period Ended*
	2/28/2021	8/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,579	$ 11,031
Net Realized Gain (Loss) on Investments	577	(158,001)
Net Change in Unrealized Appreciation on Investments	149,448	228,965
Net Increase in Net Assets Resulting from Operations	152,604	81,995

Distributions to Shareholders:
Distributions	(2,945)	(9,808)
Total Distributions	(2,945)	(9,808)

Capital Share Transactions:
Proceeds from Sale of Shares	410,207	2,712,337
Shares Issued on Reinvestment of Dividends	2,767	9,547
Early Redemption Fees (Note 2)	57	35
Cost of Shares Redeemed	(132,405)	(830,324)
Net Increase from Capital Share Transactions	280,626	1,891,595

Net Assets:
Net Increase in Net Assets	430,285	1,963,782
Beginning of Period	1,963,782	-
End of Period	$ 2,394,067	$ 1,963,782

Share Transactions:
Shares Sold	19,577	140,921
Shares Issued on Reinvestment of Dividends	132	575
Shares Redeemed	(6,222)	(46,505)
Net Increase in Shares	13,487	94,991
Outstanding at Beginning of Period	94,991	-
Outstanding at End of Period	108,478	94,991

*For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Period Ended*
	2/28/2021	8/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,347	$ 9,495
Net Realized Gain (Loss) on Investments	214,965	(163,870)
Net Change in Unrealized Appreciation on Investments	147,491	181,715
Net Increase in Net Assets Resulting from Operations	363,803	27,340

Distributions to Shareholders:
Distributions	(5,143)	(8,266)
Total Distributions	(5,143)	(8,266)

Capital Share Transactions:
Proceeds from Sale of Shares	1,000,775	3,618,097
Shares Issued on Reinvestment of Dividends	5,143	8,266
Early Redemption Fees (Note 2)	-	-
Cost of Shares Redeemed	(28,767)	(1,371,691)
Net Increase from Capital Share Transactions	977,151	2,254,672

Net Assets:
Net Increase in Net Assets	1,335,811	2,273,746
Beginning of Period	2,273,746	-
End of Period	$ 3,609,557	$ 2,273,746

Share Transactions:
Shares Sold	86,986	369,189
Shares Issued on Reinvestment of Dividends	474	970
Shares Redeemed	(2,436)	(149,934)
Net Increase in Shares	85,024	220,225
Outstanding at Beginning of Period	220,225	-
Outstanding at End of Period	305,249	220,225

*For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	2/28/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016

Net Asset Value, at Beginning of Period	$ 13.96	$ 13.45	$ 13.17	$ 12.71	$ 11.85	$ 11.34

Income From Investment Operations:
Net Investment Income *	0.08	0.21	0.22	0.17	0.19	0.17
Net Gain (Loss) on Securities (Realized and Unrealized)	0.82	0.55	0.34	0.68	0.94	0.50
Total from Investment Operations	0.90	0.76	0.56	0.85	1.13	0.67

Distributions:
Net Investment Income	(0.08)	(0.21)	(0.21)	(0.17)	(0.19)	(0.16)
Realized Gains	-	(0.04)	(0.07)	(0.22)	(0.08)	0.00
Total from Distributions	(0.08)	(0.25)	(0.28)	(0.39)	(0.27)	(0.16)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 14.78	$ 13.96	$ 13.45	$ 13.17	$ 12.71	$ 11.85

Total Return ***	6.51%(b)	5.79%	4.42%	6.75%	9.69%	6.02%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 43,966	$41,621	$37,699	$35,042	$33,681	$29,526
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.29%(a)	1.36%	1.61%	1.62%	1.67%	1.73%
Ratio of Net Investment Income to Average Net Assets	1.00%(a)	1.38%	1.28%	0.91%	1.12%	0.99%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%(a)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.09%(a)	1.55%	1.69%	1.33%	1.59%	1.52%
Portfolio Turnover	7.07%(b)	25.35%	13.91%	24.95%	17.91%	26.32%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	2/28/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016

Net Asset Value, at Beginning of Period	$ 19.51	$ 19.47	$ 18.89	$ 19.44	$ 19.71	$ 19.26

Income (Loss) From Investment Operations:
Net Investment Income *	0.25	0.51	0.53	0.53	0.56	0.54
Net Gain (Loss) on Securities (Realized and Unrealized)	0.18	0.05	0.58	(0.54)	(0.26)	0.43
Total from Investment Operations	0.43	0.56	1.11	(0.01)	0.30	0.97

Distributions:
Net Investment Income	(0.25)	(0.52)	(0.53)	(0.54)	(0.57)	(0.52)
Total from Distributions	(0.25)	(0.52)	(0.53)	(0.54)	(0.57)	(0.52)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 19.69	$ 19.51	$ 19.47	$ 18.89	$ 19.44	$ 19.71

Total Return ***	2.23%(b)	2.93%	6.00%	(0.05)%	1.54%	5.14%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,511	$11,715	$11,933	$11,489	$12,343	$11,973
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.75%(a)	1.71%	1.68%	1.68%	1.65%	1.66%
Ratio of Net Investment Income to Average Net Assets	1.80%(a)	1.91%	2.06%	2.06%	2.35%	2.32%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.96%(a)	0.96%	0.96%	0.96%	1.11%	1.18%
Ratio of Net Investment Income to Average Net Assets	2.59%(a)	2.67%	2.79%	2.78%	2.89%	2.79%
Portfolio Turnover	14.98%(b)	20.48%	11.64%	17.70%	21.32%	13.70%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	2/28/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016

Net Asset Value, at Beginning of Period	$ 54.69	$ 45.90	$ 51.04	$ 42.87	$ 38.47	$ 39.86

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.04)	0.10	0.17	(0.10)	(0.19)	(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	6.25	11.03	(3.99)	8.27	4.59	0.74
Total from Investment Operations	6.21	11.13	(3.82)	8.17	4.40	0.59

Distributions:
Net Investment Income	(0.01)	(0.15)	(0.13)	-	-	-
Realized Gains	-	(2.19)	(1.19)	-	-	(1.98)
Total from Distributions	(0.01)	(2.34)	(1.32)	-	-	(1.98)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 60.89	$ 54.69	$ 45.90	$ 51.04	$ 42.87	$ 38.47

Total Return ***	11.35%(b)	24.99%	(7.14)%	19.06%	11.44%	1.31%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 23,633	$21,889	$17,650	$17,742	$ 14,342	$13,437
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.42%(a)	1.46%	1.74%	1.76%	1.85%	1.86%
Ratio of Net Investment Loss to Average Net Assets	(0.34)%(a)	(0.02)%	(0.13)%	(0.70)%	(0.92)%	(0.80)%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.23%(a)	1.23%	1.23%	1.28%	1.40%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.15)%(a)	0.22%	0.38%	(0.22)%	(0.48)%	(0.39)%
Portfolio Turnover	14.66%(b)	22.05%	95.51%	31.43%	74.01%	87.75%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	2/28/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017+

Net Asset Value, at Beginning of Period	$ 18.99	$ 21.36	$ 22.52	$ 20.21	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.27	0.69	0.63	0.60	0.63
Net Gain (Loss) on Securities (Realized and Unrealized)	1.60	(2.35)	(1.16)	2.26	0.18
Total from Investment Operations	1.87	(1.66)	(0.53)	2.86	0.81

Distributions:
Net Investment Income	(0.24)	(0.71)	(0.63)	(0.55)	(0.60)
Total from Distributions	(0.24)	(0.71)	(0.63)	(0.55)	(0.60)

Proceeds from Redemption Fees **	-	-	-	-	-

Net Asset Value, at End of Period	$ 20.62	$ 18.99	$ 21.36	$ 22.52	$ 20.21

Total Return ***	9.88%(b)	(7.87)%	(2.30)%	14.29%	4.04%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 19,035	$ 17,504	$ 17,809	$ 16,618	$ 12,842
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.50%(a)	1.49%	1.72%	1.84%	1.98%
Ratio of Net Investment Income to Average Net Assets	2.28%(a)	2.90%	2.23%	1.94%	2.10%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.98%(a)	0.98%	0.98%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.78%(a)	3.40%	2.96%	2.78%	3.09%
Portfolio Turnover	14.79%(b)	37.00%	19.29%	33.03%	31.15%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the year September 1, 2016 (commencement of investment operations) through August 31, 2017.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)	Period Ended
Six Months
Ended
	2/28/2021	8/31/2020+

Net Asset Value, at Beginning of Period	$ 20.67	$ 20.00

Income From Investment Operations:
Net Investment Income *	0.02	0.12
Net Gain on Securities (Realized and Unrealized)	1.41	0.65
Total from Investment Operations	1.43	0.77

Distributions:
Net Investment Income	(0.03)	(0.10)
Total from Distributions	(0.03)	(0.10)

Proceeds from Redemption Fees	-	-

Net Asset Value, at End of Period	$ 22.07	$ 20.67

Total Return **	6.92%(b)	3.96%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,394	$ 1,964
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	3.69%(a)	4.68%(a)
Ratio of Net Investment Loss to Average Net Assets	(2.24)%(a)	(2.46)%(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%(a)	1.20%(a)
Ratio of Net Investment Income to Average Net Assets	0.23%(a)	1.01%(a)
Portfolio Turnover	1.65%(b)	56.25%(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)	Period Ended
Six Months
Ended
	2/28/2021	8/31/2020+

Net Asset Value, at Beginning of Period	$ 10.32	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.01	0.04
Net Gain on Securities (Realized and Unrealized)	1.51	0.31
Total from Investment Operations	1.52	0.35

Distributions:
Net Investment Income	(0.02)	(0.03)
Total from Distributions	(0.02)	(0.03)

Proceeds from Redemption Fees	-	-

Net Asset Value, at End of Period	$ 11.82	$ 10.32

Total Return **	14.76%(b)	3.55%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,610	$ 2,274
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.82%(a)	3.05%(a)
Ratio of Net Investment Loss to Average Net Assets	(1.76)%(a)	(1.51)%(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95%(a)	0.95%(a)
Ratio of Net Investment Income to Average Net Assets	0.10%(a)	0.58%(a)
Portfolio Turnover	49.65%(b)	39.09%(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2021 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of six funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”), the Archer Dividend Growth Fund (the “Dividend Growth Fund”), each a diversified fund, and the Archer Focus Fund (the “Focus Fund), and the Archer Multi Cap Fund (the “Multi Cap Fund) (collectively referred to as the “Funds”), each a non-diversified fund.

The Balanced Fund commenced operations on September 27, 2005.  The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation.  The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation. The Focus Fund and Multi Cap Fund each commenced operations on December 30, 2019. The investment objective of the Focus Fund is long-term growth of capital. The investment objective of the Multi Cap Fund is long-term growth of capital. The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2020) or expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year/period ended February 28, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the straight line method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Dividends and Distributions – The Funds typically will distribute substantially all of their net investment income in the form of dividends and capital gains to its shareholders. The Balanced Fund will distribute dividends quarterly and capital gains annually, and expects that distributions will consist primarily of ordinary income. The Income and Dividend Growth Fund will distribute dividends monthly and capital gains annually, and expect that distributions will consist primarily of ordinary income. The Stock Fund, Focus Fund, and Multi Cap Fund may distribute dividends quarterly and capital gains annually, and expect that distributions will consist primarily of ordinary income.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee.  The Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90 calendar days of purchase. For the year/period ended February 28, 2021, the Balanced

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Fund, Income Fund, Stock Fund, Dividend Growth Fund, Focus Fund, and Multi Cap Fund collected $156, $0, $40, $255, $57, and $0 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. See Note 4 for additional information related to Structured Notes.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

NOTE 3.  SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, municipal bonds, preferred bonds and structured notes). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

The following table summarizes the inputs used to value Balanced Fund’s assets measured at fair value as of February 28, 2021:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 28,067,068	$ -	$ -	$ 28,067,068
Corporate Bonds *	-	6,152,389	-	6,152,389
Exchange Traded Funds	2,239,509	-	-	2,239,509
Municipal Bonds	-	2,658,440	-	2,658,440
Real Estate Investment Trust	1,422,145	-	-	1,422,145
Preferred Securities	435,020	890,389	-	1,325,409
Structured Notes	-	125,000	-	125,000
Short-Term Investment	1,842,113	-	-	1,842,113
	$ 34,005,855	$9,826,218	$ -	$ 43,832,073

The following table summarizes the inputs used to value Income Fund’s assets measured at fair value as of February 28, 2021:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds *	$ -	$ 6,621,147	$ -	$ 6,621,147
Exchange Traded Funds	444,530	-	-	444,530
Municipal Bonds	-	2,972,496	-	2,972,496
Preferred Securities	273,360	436,508	-	709,868
Structured Notes	-	336,713	-	336,713
Short-Term Investment	326,603	-	-	326,603
	$ 1,044,493	$ 10,366,864	$ -	$11,411,357

The following table summarizes the inputs used to value Stock Fund’s assets measured at fair value as of February 28, 2021:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$22,925,148	$ -	$ -	$ 22,925,148
Real Estate Investment Trusts	397,679			397,679
Short-Term Investment	250,367	-	-	250,367
	$23,573,194	$ -	$ -	$ 23,573,194

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

The following table summarizes the inputs used to value Dividend Growth Fund’s assets measured at fair value as of February 28, 2021:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 16,249,312	$ -	$ -	$ 16,249,312
Real Estate Investment Trusts	2,213,675	-	-	2,213,675
Short-Term Investment	475,179	-	-	475,179
	$ 18,938,166	$ -	$ -	$ 18,938,166

The following table summarizes the inputs used to value Focus Fund’s assets measured at fair value as of February 28, 2021:

FOCUS FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 2,263,634	$ -	$ -	$ 2,263,634
Real Estate Investment Trusts	51,653	-	-	51,653
Short-Term Investment	68,707	-	-	68,707
	$ 2,383,994	$ -	$ -	$ 2,383,994

The following table summarizes the inputs used to value Multi Cap Fund’s assets measured at fair value as of February 28, 2021:

MULTI CAP FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 3,474,010	$ -	$ -	$ 3,474,010
Real Estate Investment Trusts	38,862	-	-	38,862
Short-Term Investment	96,803	-	-	96,803
	$ 3,609,675	$ -	$ -	$ 3,609,675

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended February 28, 2021; therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use certain options (both traded on an exchange and over-the-counter), futures contracts and options on futures contracts (collectively, “Derivative Instruments”)

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

As of February 28, 2021, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 28, 2021.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Structured Notes

Balanced Fund

    $    125,000

Income Fund

    $    336,713

Unrealized gains and losses on derivatives during the six months ended February 28, 2021, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation on Derivatives” as follows:

Balanced Fund

 $  6,744

Income Fund

 $13,472

There were realized gains of $0 and $24,616 on sales of Structured Notes, included in the Statement of Operations, in the location, “Net Realized Gain (Loss) on Investments” for the six months ended February 28, 2021 for the Balanced and Income Funds, respectively.

NOTE 5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of each Fund’s average daily net assets.  For the six months ended February 28, 2021, the Advisor accrued fees of $105,731 for the Balanced Fund, $28,833 for the Income Fund, $55,551 for the Stock Fund, $45,239 for the Dividend Growth Fund, $5,514 for the Focus Fund, and $6,914 for the Multi Cap Fund, before the waivers and reimbursements described below. At February 28, 2021, the Balanced Fund owed the Advisor $23,008, the Advisor waived all fees and owed the Income Fund $6,153 for reimbursement of expenses, the Stock Fund owed the Advisor $5,582, the Advisor waived all fees and owed the Dividend Growth Fund $694, for reimbursement of expenses, the Advisor waived all fees and owed the Focus Fund $3,289 for reimbursement of expenses, and the Advisor waived all fees and owed the Multi Cap Fund $2,352 for reimbursement of expenses, in advisory fees.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

The Advisor also performs administrative duties for the Funds including all regulatory reporting and necessary office equipment, personnel and facilities, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. During the six months ended February 28, 2021, the Advisor earned administrative fees of $105,731 for the Balanced Fund, $28,833 for the Income Fund, $55,551 for the Stock Fund, $45,239 for the Dividend Growth Fund, $5,514 for the Focus Fund, and $6,914 for the Multi Cap Fund. At February 28, 2021, the Balanced Fund owed the Advisor $17,302, the Income Fund owed the Advisor $4,429, the Stock Fund owed the Advisor $9,346, the Dividend Growth Fund owed the Advisor $7,341, the Focus Fund owed the Advisor $2,333, and the Multi Cap Fund owed the Advisor $2,333 in administrative fees.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2021, the Advisor waived fees of $19,318.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.20% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2023 totaled $353,230.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2020 were as follows:

Subject to Repayment
Amount	by August 31,
$145,092	2021
$144,915	2022
$ 63,223	2023

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Archer Income Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 0.96% of the Income Fund’s average daily net assets.  For the six months ended February 28, 2021, the Advisor waived fees of $28,833 and reimbursed the Income Fund $16,919 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.96% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2023 totaled $258,369.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2019 were as follows:

Subject to Repayment
Amount	by August 31,
$ 85,337	2021
$ 85,623	2022
$ 87,409	2023

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests)  do not exceed 1.23% of the Stock Fund’s average daily net assets.  For the six months ended February 28, 2021, the Advisor waived fees of $21,602.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.23% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2023 totaled $209,246.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2020 were as follows:

Subject to Repayment
Amount	by August 31,
$ 77,426	2021
$ 86,777	2022
$ 45,043	2023

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the six months ended February 28, 2021, the Advisor waived fees of $45,239 and reimbursed the Dividend Growth Fund $1,442 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2023 totaled $342,607.

The amounts subject to repayment by the Dividend Growth Fund, pursuant to the aforementioned conditions, at August 31, 2020 were as follows:

Subject to Repayment
Amount	by August 31,
$126,345	2021
$124,435	2022
$ 91,827	2023

Archer Focus Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Focus Fund invests) do not exceed 1.20% of the Focus Fund’s average daily net assets. For the six months ended February 28, 2021, the Advisor waived fees of $5,514 and reimbursed the Focus Fund $21,924 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.20% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2023 totaled $37,960.

Subject to Repayment
Amount	by August 31,
$ 37,960	2023

Archer Multi Cap Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Multi Cap invests) do not exceed 0.95% of the Multi Cap Fund’s average daily net assets. For the six months ended February 28, 2021, the Advisor waived fees of $6,914 and reimbursed the Multi Cap Fund $18,970 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.95% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2023 totaled $34,482.

Subject to Repayment
Amount	by August 31,
$ 34,482	2023

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person.  Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”).  MSS is the transfer agent and fund accountant of the Funds. For the six months ended February 28, 2021, MSS earned fees of $81,323 from the Trust. The Focus Fund and Multi Cap Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million.

Brandon Pokersnik is the chief compliance officer of the Trust as of November 2017, and therefore an interested person. Mr. Pokersnik is an employee of MSS. For the six months ended February 28, 2021, Mr. Pokersnik earned fees of $3,055 from the Trust.

Troy Patton is an officer of the Trust and President of the Adviser, and therefore an interested person.  There are certain shareholders of the Funds that also have a direct, regular discretionary investment account with the Adviser.   As compensation for its management services for these particular shareholder accounts, the Adviser’s annual fee shall be 1% of the market value of the assets under management.  These fees are in addition to the Management Fees earned by the Adviser as reported on the Statement of Operations of each Fund and are included in shareholder redemptions in each Fund’s Statement of Changes in Net Assets. For the year ended August 31, 2020, the Advisor earned fees from these shareholder accounts in the amount of $4,343 from the Balanced Fund, $252 from the Income Fund, $2,293 from the Stock Fund, $192 from the Dividend Growth Fund, and $5 from the Focus Fund.

NOTE 6.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $3,310,652 and $2,793,093, respectively.

Archer Income Fund

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,201,655 and $1,563,119, respectively.

Archer Stock Fund

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $3,205,737 and $3,890,478, respectively.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Archer Dividend Growth Fund

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,622,077 and $2,797,525, respectively.

Archer Focus Fund

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $296,686 and $33,739, respectively.

Archer Multi Cap Fund

For the six months ended February 28, 2021, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,343,656 and $1,323,773, respectively.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2021, First Clearing, LLC., for the benefit of it’s customers owned, in aggregate, approximately 33% of the voting securities of the Balanced Fund, approximately 33% of the voting securities of the Income Fund, approximately 41% of the voting securities of the Stock Fund, and approximately 37% of the voting securities of the Dividend Growth Fund, and may be deemed to control each of the respective Funds. As of February 28, 2021, Wells Fargo Clearing Services, LLC., for the benefit of its customers owned, in aggregate, approximately 28% of the voting securities of the Income Fund, approximately 32% of the Dividend Growth Fund, approximately 68% of the Focus Fund, and approximately 90% of the Multi Cap Fund. As of February 28, 2021, NFS, LLC., for the benefit of its customers owned, in aggregate, approximately 28% of the Dividend Growth Fund, and approximately 30% of the Focus Fund.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

NOTE 8.  TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of August 31, 2020, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Unrealized Appreciation (Depreciation)	$10,373,264	$ 153,000	$ 7,639,183	$ 1,837,329	$ 228,965	$ 174,890
Undistributed Ordinary Income/(Loss)	109,915	-	2,136	14,385	1,223	1,229
Deferral of Post-October Capital Loss	(763,429)	(17,672)	(195,959)	(2,793,356)	(158,001)	(157,045)
Undistributed long-term capital gains/losses	1,744	-	-	-	-	-
Capital loss carryforward expiring +:
Short term (no expiration)	-	(194,508)	-	(227,331)	-	-
Long term (no expiration)	-	(230,975)	-	(318,849)	-	-
Total Distributable Earnings/(Deficit)	$ 9,721,494	$ (290,155)	$ 7,445,360	$(1,487,822)	$ 72,187	$ 19,074

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year. The Dividend Growth Fund utilized $12,407 of its capital loss carryforward during the year ended August 31, 2020.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years.  The Funds will not make distributions from capital gains while a capital loss remains.

As of February 28, 2021 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced	Income	Stock	Dividend	Focus	Multi
	Fund	Fund	Fund	Growth Fund	Fund	Cap Fund
Gross unrealized appreciation on investment securities	$12,773,889	$ 307,650	$ 8,996,850	$ 4,000,159	$ 427,549	$ 423,458
Gross unrealized depreciation on investment securities	(441,350)	(74,184)	(97,022)	(388,083)	(49,136)	(94,252)
Net unrealized appreciation	$12,332,539	$ 233,466	$ 8,899,828	$ 3,612,076	$ 378,413	$ 329,206

Tax cost of investments (including short-term investments) *	$31,499,534	$11,177,891	$14,673,366	$15,326,090	$2,005,581	$3,280,469

* The difference between book and tax cost represents disallowed wash sales for tax purposes for the Balanced Fund and Multi Cap Fund.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

The Funds paid the following distributions for the six months ended February 28, 2021 and year ended August 31, 2020, as applicable:

	Six Months Ended	$ Amount	Tax Character

Balanced Fund	2/28/2021	$ 252,002	Ordinary Income

Income Fund	2/28/2021	$ 149,357	Ordinary Income

Stock Fund	2/28/2021	$ 2,136	Ordinary Income

Dividend Growth Fund	2/28/2021	$ 217,536	Ordinary Income

Focus Fund	2/28/2021	$ 2,945	Ordinary Income

Multi Cap Fund	2/28/2021	$ 5,143	Ordinary Income

	Year Ended	$ Amount	Tax Character

Balanced Fund	8/31/2020	$ 624,079	Ordinary Income
Balanced Fund	8/31/2020	$ 107,818	Long term capital gain

Income Fund	8/31/2020	$ 310,527	Ordinary Income

Stock Fund	8/31/2020	$ 61,311	Ordinary Income
Stock Fund	8/31/2020	$ 870,525	Long term capital gain

Dividend Growth Fund	8/31/2020	$ 634,165	Ordinary Income

Focus Fund	8/31/2020	$ 9,808	Ordinary Income

Multi Cap Fund	8/31/2020	$ 8,266	Ordinary Income

NOTE 9.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 10.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset values, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 11.  SUBSEQUENT EVENTS

On March 30, 2021, the following Funds declared distributions form ordinary income to shareholders of record as of March 30, 2021:

Ordinary Income

    Per Share Amount

Balanced Fund

      $112,123

                $0.05

Income Fund

      $  33,638

$0.06

Dividend Growth Fund

      $  60,144

$0.06

Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

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EXPENSE ILLUSTRATION

FEBRUARY 28, 2021 (UNAUDITED)

 Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period – September 1, 2020 through February 28, 2021.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Archer Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,065.11	$6.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,022.30	$4.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.03	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Stock Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,113.47	$6.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Dividend Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,098.78	$5.10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2021 (UNAUDITED)

Archer Focus Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,069.20	$6.16
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Multi Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2020	February 28, 2021	September 1, 2020 to February 28, 2021

Actual	$1,000.00	$1,147.61	$5.06
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.08	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 28, 2021 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (73) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (65) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 11711 N. College Ave., Suite200, Carmel, IN 46032

** The Trust currently consists of 6 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy C. Patton (53) Trustee & President & Chief Executive Officer, December 2009 to present	Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Umberto Anastasi (46) Treasurer and Chief Financial Officer, September 2015 to present	Mutual Shareholders Services, LLC –Vice President. 1999 – present.
C. Richard Ropka, Esq. (57) Secretary, December 2009 to present	Attorney – Ropka Law, LLC May 1, 2008 – present
Brandon Pokersnik (43) 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Chief Compliance Officer, November 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008, Attorney, Mutual Shareholder Services, LLC, since June 2016, Owner/President, Empirical Administration, LLC, since September 2012
Mason Heyde (31) Assistant Compliance Officer, November 2017 to present	Archer Investment Corporation (2012 – present)

*    The address for each trustee and officer of the Trust is: 11711 N. College Ave., Suite200, Carmel, IN 46032

** The Trust currently consists of 6 Funds.

ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2021 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-PORT’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended February 28, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

11711 N. College Ave., Suite200

Carmel, IN 46032

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Ropka Law, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

 (a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 6, 2021

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date:  May 6, 2021

* Print the name and title of each signing officer under his or her signature.